Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 2,823	$ 3,304
Prepaid insurance and subscriptions	1,921	1,337
Other	1,760	1,005
Prepayments	$ 6,504	$ 5,646